Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 1,038,819	$ 6,293,415
Short-term investment	6,704,029	7,091,939	$ 0
Working Capital	3,300,000
Accumulated other comprehensive income	361,655	592,218
Allowance for the doubtful accounts on accounts receivable	5,777,189	2,478,341
Allowance for the doubtful accounts on other receivable	11,801	7,761
Gain from short term investments	387,910	165,713	0
Escrow		600,000		$ 600,000
Deposits paid for long term assets	4,800,000
Allowance for doubtful accounts on Long-term deposits	0	63,083
Impairment of long lived assets	4,700,000	3,700,000
Impairment of long-lived assets	2,631,019	3,692,047
Advertising costs	$ 252,219	890,988	65,059
Borrowing rate	4.60%
Development cost	$ 0	0	0
Employee benefits	$ 801,931	$ 971,772	$ 805,603
Infobird Anhui [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	0.05%	0.05%
Infobird Guiyang [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	9.82%	9.82%
Shanghai Qishuo [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	49.00%
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 1,900,000
Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	300,000
Accumulated Other Comprehensive Income Loss [Member]
Property, Plant and Equipment [Line Items]
Accumulated other comprehensive income	362,626	$ 592,218
Liquidity [Member]
Property, Plant and Equipment [Line Items]
Cash	1,000,000.0
Short-term investment	6,700,000
Escrow [Member]
Property, Plant and Equipment [Line Items]
Escrow	96,932	600,000
Net proceeds	4,800,000
Deposits paid for long term assets	$ 4,800,000	$ 0